Segmented Information - Schedule of Geographical Areas (Detail) - Non-current assets, excluding deferred income tax assets and financial and other assets - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	$ 42,976	$ 40,267
Canada
Disclosure of geographical areas [line items]
Non-current assets	20,104	22,949
Chile
Disclosure of geographical areas [line items]
Non-current assets	19,206	13,771
United States
Disclosure of geographical areas [line items]
Non-current assets	1,787	1,788
Peru
Disclosure of geographical areas [line items]
Non-current assets	1,845	1,597
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 34	$ 162